AMOUNT DUE TO RELATED PARTIES	3 Months Ended
Mar. 31, 2020
AMOUNT DUE TO RELATED PARTIES
NOTE 7 - AMOUNT DUE TO RELATED PARTIES

As of March 31, 2020, amount due to related parties consist of the following:

	As of March 31, 2020	As of December 31, 2019

Related parties payable	276,515	254,515
Related party loan	140,000	1,500,000
	$416,515	1,754,515

The related party balance of $416,515 represented an outstanding loan of $140,000 from the related company owned by Company’s director for daily business operation in Singapore, and professional expenses paid on behalf by Director of $276,515 and which consist of $224,515 advance from Dai Zheng, $42,000 advance from Li Zhuo and $10,000 from Che Kean Tat. It is unsecured, interest-free with no fixed payment term and imputed interest is consider to be immaterial.

The Company have settled related party loan of $650,000 and $710,000 in January 21, 2020 and March 2, 2020 respectively due to cost cutting in business operation in Singapore as a result of change in business plan. As of March 31, 2020, there were $140,000 of related party loan that are due to the company owned by Mr. Dai, the Chairman of the Board.